UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2009

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

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          ANNUAL REPORT
          USAA NEW YORK MONEY MARKET FUND
          MARCH 31, 2009

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality New York tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           5

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Distributions to Shareholders                                              13

   Report of Independent Registered Public Accounting Firm                    14

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          19

   Financial Statements                                                       20

   Notes to Financial Statements                                              23

EXPENSE EXAMPLE                                                               33

TRUSTEES' AND OFFICERS' INFORMATION                                           35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"BUT BECAUSE FINANCIAL MARKETS TEND TO
OVERREACT IN ONE DIRECTION OR THE OTHER,         [PHOTO OF CHRISTOPHER W. CLAUS]
I WAS NOT SURPRISED TO SEE A REBOUND."

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APRIL 2009

For more than a year, the U.S. economy has been in recession, and economic conditions have put a strain on the financial system. In response, Americans have cut back on their spending, which has pushed down corporate earnings. To compensate for the lost revenue, many companies are reducing staff, boosting unemployment.

What does this have to do with tax-exempt investments? As economic activity slows, states and municipalities have seen a drop in sales tax and income tax revenues. They already are trying to do more with less; many are cutting services. But with revenues down, a significant number of states and municipalities may be forced to use their taxing power to fill the resulting budgetary gap.

The silver lining in this dark cloud is the shower of federal stimulus dollars. Government money is easing budget concerns at the state level while helping to fund special projects such as infrastructure construction. Plus, because state and local governments collectively are the nation's largest employers, the stimulus is a direct way to put Americans back to work.

Meanwhile, municipal bonds have been weathering the storm -- despite the extreme volatility of the past year. In the fourth quarter of 2008, as the crisis in the credit markets unfolded, many financial institutions had to raise money to fund minimum capital requirements or, in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest quality

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2  | USAA NEW YORK MONEY MARKET FUND

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holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. The flood of supply overwhelmed demand, pushing yields to higher levels and the prices of municipal bonds below their intrinsic value.

But because financial markets tend to overreact in one direction or the other, I was not surprised to see a rebound. Municipals enjoyed a strong rally in early 2009. As of the writing of this commentary, we expect the share prices of our municipal portfolio to recover further. In the meantime, our investors are being rewarded handsomely for their patience, by the portfolio's good value and above-average yields. These yields are -- to paraphrase an old American standard -- raining pennies from heaven on you and me. For example, on March 31, 2009, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 5.30%. To match that, a fully taxable investment for those in the 35% tax bracket must pay 8.15%.** If you have an investment time horizon of at least three years, I believe you will find yourself very well positioned as a shareholder in a USAA tax exempt fund.

                                                                     (CONTINUED)

*Calculated as prescribed by the Securities and Exchange Commission.

**As of 3/31/09, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -5.33%, 5-year 1.10%, 10-year 3.37%, with dividend returns of 5.06%, 4.59%, and 4.98%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 7.78%, 5-year 7.06%, 10-year 7.66%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The USAA Tax Exempt Long-Term Fund's expense ratio is 0.48%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

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                                                        PRESIDENT'S MESSAGE |  3

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Furthermore, tax-exempt securities -- which generally offer income free from income taxes at the federal and, in some cases, state level -- are likely to become even more appealing if the U.S. government raises income taxes. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. Under the circumstances, more and more people will want to shelter their income, and investing in tax-exempt bonds is one way to do it.

At USAA, we continue to be pleased with the income distributions of your tax-exempt funds, and remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax -- also known as the AMT -- for individual taxpayers.

From all of us here, we appreciate the opportunity to help you with your investment needs. Thank you for your trust and confidence in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

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4  | USAA NEW YORK MONEY MARKET FUND

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                   [PHOTO OF DALE R. HOFFMANN]
    JOHN C. BONNELL, CFA                         DALE R. HOFFMANN
    USAA Investment                              USAA Investment
    Management Company                           Management Company
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o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO MARCH 31, 2009?

  The tax-exempt USAA New York Money Market Fund performed well for the one-year period ended March 31, 2009. The Fund had a return of 1.64%, compared to an average return of 1.24% for the New York tax-exempt money market funds category, according to iMoneyNet, Inc. For that time period, the Fund ranked 3 out of 68 funds for the category. Rankings are based on 12-month net compound unannualized returns.

o WHAT WERE THE MARKET CONDITIONS?

  After a single rate cut on April 30, 2008, the Federal Reserve (the Fed) held the federal funds target rate steady at 2.00%. The pause came after a series of rate reductions, which the Fed began in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. As the credit conditions deteriorated and the economic outlook worsened, the Fed moved aggressively between October and December 2008 to pump liquidity into the markets, cutting the federal funds target rate from 2.00% to a range between a quarter-percent and zero.

  Refer to page 9 for benchmark definition.

  Past performance is no guarantee of future results.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  Yields on short-term municipal securities stayed relatively steady during the first half of the period, then increased significantly from mid-September to mid-October as the freeze in the credit markets deepened. The Bond Buyer One-Year Note Index started the period at 1.67% and peaked at 2.69% on October 16, 2008, before dropping back to close the period at 0.79%. Municipal variable-rate demand notes (VRDNs) remained relatively attractive throughout the period. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, the index of seven-day VRDNs, started the period at 2.21% on April 1, 2008, and then peaked at 7.96% on September 24, 2008, at the height of market nervousness. The yields spiked as the supply of municipal VRDNs outpaced demand. Once the Fed started cutting short-term rates, market volatility began to ease, and the SIFMA Index dropped, declining to 0.54% on March 31, 2009.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  We concentrated our purchases in VRDNs because they offered a better relative value than fixed-rate municipal securities. The VRDNs that the Fund owned also provided flexibility, because they can be sold at par value (100% of face value) with a notice of seven days or less.

  As always, we relied on our team of experienced credit analysts to evaluate and monitor each of the Fund's holdings. They helped us avoid credit problems in our tax-exempt money market funds during one of the most difficult credit periods in decades.

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues. o The SIFMA Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

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6  | USAA NEW YORK MONEY MARKET FUND

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o WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

  The New York state economy is in a recession due to the housing market downturn and rising unemployment. The credit crisis and significant losses in the financial sector also are having a negative impact on the economies of New York City and the downstate region. Tax receipts continue to be lower than expected, but as of the writing of this commentary, financial reserves currently are adequate to make up for budget imbalances. The state's debt burden remains higher than other states', but federal stimulus money should help alleviate immediate liquidity pressures. The state's general obligation bonds are currently rated Aa3 by Moody's Investors Service, AA by Standard & Poor's Ratings, and AA- by Fitch Ratings.

o WHAT IS THE OUTLOOK?

  As of the writing of this commentary, we expect the Fed to continue doing everything in its power to support the U.S. economy and inject liquidity into the credit markets. We believe that short-term rates are likely to remain low for the remainder of 2009. Rest assured that we will continue to work diligently on your behalf, maintaining our focus on the safety and liquidity of your Fund while striving to maximize the tax-exempt income you receive. In addition, to make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax, also known as the AMT, for individuals.

  Thank you for the confidence you have placed in us.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND (Ticker Symbol: UNYXX)

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                                             3/31/09                 3/31/08
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Net Assets                               $150.5 Million          $128.2 Million
Net Asset Value Per Share                     $1.00                   $1.00

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                                             3/31/09                 3/31/08
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Dollar-Weighted Average
Portfolio Maturity                           12 Days                 20 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/09
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   1 YEAR              5 YEARS              10 YEARS              7-DAY YIELD
   1.64%                2.14%                 2.05%                  0.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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8  | USAA NEW YORK MONEY MARKET FUND

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                          o  7-DAY YIELD COMPARISON  o

                        [CHART OF 7-DAY YIELD COMPARISON]

                       USAA NEW YORK                      iMONEYNET
                     MONEY MARKET FUND                     AVERAGE
 3/31/2008                 2.16%                            1.95%
 4/28/2008                 2.33                             1.86
 5/19/2008                 2.00                             1.27
 6/30/2008                 1.62                             1.23
 7/28/2008                 1.97                             1.63
 8/25/2008                 1.55                             1.12
 9/29/2008                 5.50                             5.07
10/27/2008                 2.42                             1.78
11/24/2008                 1.30                             0.81
12/29/2008                 1.02                             0.81
 1/26/2009                 0.25                             0.23
 2/23/2009                 0.42                             0.37
 3/30/2009                 0.60                             0.33

                                   [END CHART]

         Data represent the last Monday of each month. Ending date 3/30/09.

The graph tracks the USAA New York Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific New York institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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                                                        INVESTMENT OVERVIEW |  9

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                                TOP 10 INDUSTRIES
                                  AS OF 3/31/09
                                (% of Net Assets)

           Special Assessment/Tax/Fee ......................... 12.9%
           Community Service .................................. 11.3%
           Hospital ........................................... 10.9%
           Education .......................................... 10.3%
           Toll Roads .........................................  8.4%
           Multifamily Housing ................................  7.6%
           Water/Sewer Utility ................................  7.2%
           Packaged Foods & Meat ..............................  6.8%
           General Obligation .................................  5.6%
           Appropriated Debt ..................................  4.1%

      You will find a complete list of securities that the Fund owns on pages 15-18.

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10  | USAA NEW YORK MONEY MARKET FUND

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                        o  PORTFOLIO MIX -- 3/31/2009  o

                          [PIE CHART OF PORTFOLIO MIX]

           VARIABLE-RATE DEMAND NOTES                           94.6%
           PUT BONDS                                             0.9%
           FIXED-RATE INSTRUMENTS                                3.3%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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                                                       INVESTMENT OVERVIEW |  11

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                     o  CUMULATIVE PERFORMANCE OF $10,000  o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                      USAA NEW YORK
                                                    MONEY MARKET FUND
          03/31/99                                     $10,000.00
          04/30/99                                      10,022.82
          05/31/99                                      10,045.94
          06/30/99                                      10,071.82
          07/31/99                                      10,093.41
          08/31/99                                      10,117.45
          09/30/99                                      10,142.13
          10/31/99                                      10,165.74
          11/30/99                                      10,193.53
          12/31/99                                      10,222.06
          01/31/00                                      10,248.49
          02/29/00                                      10,274.39
          03/31/00                                      10,302.96
          04/30/00                                      10,330.26
          05/31/00                                      10,369.22
          06/30/00                                      10,401.80
          07/31/00                                      10,432.78
          08/31/00                                      10,465.29
          09/30/00                                      10,497.04
          10/31/00                                      10,532.78
          11/30/00                                      10,566.38
          12/31/00                                      10,597.35
          01/31/01                                      10,625.12
          02/28/01                                      10,651.65
          03/31/01                                      10,675.26
          04/30/01                                      10,704.59
          05/31/01                                      10,731.33
          06/30/01                                      10,752.04
          07/31/01                                      10,772.45
          08/31/01                                      10,789.15
          09/30/01                                      10,803.67
          10/31/01                                      10,819.25
          11/30/01                                      10,831.84
          12/31/01                                      10,841.99
          01/31/02                                      10,850.53
          02/28/02                                      10,858.23
          03/31/02                                      10,866.50
          04/30/02                                      10,876.04
          05/31/02                                      10,886.63
          06/30/02                                      10,894.17
          07/31/02                                      10,902.01
          08/31/02                                      10,910.49
          09/30/02                                      10,918.80
          10/31/02                                      10,929.17
          11/30/02                                      10,938.46
          12/31/02                                      10,945.70
          01/31/03                                      10,951.84
          02/28/03                                      10,958.03
          03/31/03                                      10,963.95
          04/30/03                                      10,970.81
          05/31/03                                      10,978.18
          06/30/03                                      10,983.44
          07/31/03                                      10,986.93
          08/31/03                                      10,990.81
          09/30/03                                      10,995.20
          10/31/03                                      10,999.72
          11/30/03                                      11,004.45
          12/31/03                                      11,009.75
          01/31/04                                      11,013.97
          02/29/04                                      11,017.72
          03/31/04                                      11,021.75
          04/30/04                                      11,026.73
          05/31/04                                      11,031.21
          06/30/04                                      11,035.86
          07/31/04                                      11,040.67
          08/31/04                                      11,046.40
          09/30/04                                      11,054.18
          10/31/04                                      11,064.74
          11/30/04                                      11,074.77
          12/31/04                                      11,085.97
          01/31/05                                      11,096.36
          02/28/05                                      11,107.87
          03/31/05                                      11,120.66
          04/30/05                                      11,138.04
          05/31/05                                      11,157.96
          06/30/05                                      11,174.20
          07/31/05                                      11,189.97
          08/31/05                                      11,207.90
          09/30/05                                      11,227.61
          10/31/05                                      11,246.32
          11/30/05                                      11,267.71
          12/31/05                                      11,293.42
          01/31/06                                      11,314.99
          02/28/06                                      11,337.03
          03/31/06                                      11,362.62
          04/30/06                                      11,387.19
          05/31/06                                      11,414.98
          06/30/06                                      11,446.04
          07/31/06                                      11,473.37
          08/31/06                                      11,502.12
          09/30/06                                      11,531.44
          10/31/06                                      11,559.28
          11/30/06                                      11,587.89
          12/31/06                                      11,620.07
          01/31/07                                      11,647.83
          02/28/07                                      11,675.22
          03/31/07                                      11,706.08
          04/30/07                                      11,735.44
          05/31/07                                      11,767.83
          06/30/07                                      11,799.24
          07/31/07                                      11,828.87
          08/31/07                                      11,863.50
          09/30/07                                      11,892.21
          10/31/07                                      11,922.35
          11/30/07                                      11,953.13
          12/31/07                                      11,982.02
          01/31/08                                      12,008.24
          02/29/08                                      12,028.91
          03/31/08                                      12,052.85
          04/30/08                                      12,072.78
          05/31/08                                      12,094.96
          06/30/08                                      12,110.80
          07/31/08                                      12,127.17
          08/31/08                                      12,145.22
          09/30/08                                      12,176.50
          10/31/08                                      12,214.37
          11/30/08                                      12,227.05
          12/31/08                                      12,237.94
          01/31/09                                      12,241.87
          02/28/09                                      12,245.54
          03/31/09                                      12,250.83

                                   [END CHART]

         Data from 3/31/99 through 3/31/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

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12  | USAA NEW YORK MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

The net investment income distributed by the Fund during the fiscal year ended March 31, 2009, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2009.

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                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NEW YORK MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA New York Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Money Market Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 14, 2009

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14  | USAA NEW YORK MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

March 31, 2009

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o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the

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                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

  time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (INS)   Principal and interest payments are insured by one of the following:
          Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup Inc., Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., or Morgan Stanley.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  IDA     Industrial Development Authority/Agency

  MTA     Metropolitan Transportation Authority

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16  | USAA NEW YORK MONEY MARKET FUND

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INVESTMENTS

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PRINCIPAL
AMOUNT                                                                               COUPON          FINAL              VALUE
(000)       SECURITY                                                                  RATE          MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (94.6%)

            NEW YORK (85.7%)
   $4,520   Albany IDA (LOC - RBS Citizens, N.A.)                                     3.07%         5/01/2035        $ 4,520
    3,100   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)               0.59          7/01/2023          3,100
    2,750   Chautauqua County IDA (LOC - PNC Bank, N.A.)                              0.58          8/01/2030          2,750
    6,000   Chautauqua County IDA (LOC - PNC Bank, N.A.)                              0.58         12/01/2031          6,000
    5,700   Dormitory Auth. (LOC - Allied Irish Banks plc)                            1.70          9/01/2026          5,700
    5,000   Dormitory Auth. (LOC - Key Bank, N.A.)                                    0.65          7/01/2038          5,000
    2,045   Dutchess County IDA (LOC - JPMorgan Chase Bank, N.A.)                     0.70         10/01/2017          2,045
    6,195   Erie County IDA (INS)(LIQ)(a)                                             0.84         11/01/2015          6,195
    5,540   Essex County IDA (LOC - Key Bank, N.A.)                                   0.65          3/01/2032          5,540
    1,500   Lancaster IDA (LOC - Manufacturers & Traders Trust Co.)                   0.62         11/01/2032          1,500
    5,000   Long Island Power Auth. (LIQ)(INS)                                        3.25         12/01/2029          5,000
    3,700   Monroe County IDA (LOC - RBS Citizens, N.A.)                              3.10          7/01/2027          3,700
    1,590   Monroe County IDA (LOC - Manufacturers & Traders Trust Co.)               0.74         12/01/2034          1,590
    2,900   MTA (LIQ)(INS)                                                            3.50         11/01/2022          2,900
    4,000   MTA (INS)(LIQ)(a)                                                         1.23         11/15/2031          4,000
    5,985   New York City (LIQ)(LOC - Dexia Credit Local)(a)                          3.25          2/01/2016          5,985
    6,500   New York City Housing Dev. Corp. (LOC - Landesbank Hessen-Thuringen)      0.50         12/01/2036          6,500
    5,000   New York City Housing Dev. Corp. (LOC - Landesbank Hessen-Thuringen)      0.50          6/01/2039          5,000
    3,745   New York City IDA (LOC - TD Bank, N.A.)                                   0.49          7/01/2021          3,745
    1,115   New York City IDA (LOC - Manufacturers & Traders Trust Co.)               0.74         12/01/2027          1,115
    5,955   New York City Municipal Water Finance Auth. (LIQ)(a)                      0.84          6/15/2013          5,955
    4,500   New York City Transitional Finance Auth. (LIQ)(a)                         0.63         11/01/2030          4,500
    6,300   Oneida County IDA (LOC - Manufacturers & Traders Trust Co.)               0.59          6/01/2030          6,300
    5,185   Ontario County IDA (LOC - ABN AMRO Bank N.V.)                             1.54          3/01/2028          5,185
    3,000   Port Auth. of New York and New Jersey                                     0.60         11/16/2012          3,000
    3,620   Syracuse IDA (LOC - Key Bank, N.A.)                                       0.90          1/01/2023          3,620
    4,795   Thruway Auth. (LIQ)(a)                                                    0.84          4/01/2013          4,795
    4,770   Triborough Bridge and Tunnel Auth. (LIQ)(a)                               0.84         11/15/2018          4,770
    3,040   Triborough Bridge and Tunnel Auth. (LIQ)(a)                               1.24          1/01/2032          3,040

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                               COUPON          FINAL              VALUE
(000)       SECURITY                                                                  RATE          MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------------
   $5,060   Wayne County IDA (LOC - ABN AMRO Bank N.V.)                               1.54%         6/01/2012        $  5,060
      920   Westchester County IDA (LOC - JPMorgan Chase Bank, N.A.)                  0.90         10/01/2028             920
                                                                                                                     --------
                                                                                                                      129,030
                                                                                                                     --------
            PUERTO RICO (8.9%)
    2,400   Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)                        0.54          7/01/2011           2,400
    3,000   Commonwealth Highway and Transportation
              Auth. (LIQ)(LOC - Citigroup, Inc.)(a)                                   2.46          8/29/2009           3,000
    5,000   Commonwealth Highway and Transportation Auth. (INS)(LIQ)(a)               1.97          7/01/2041           5,000
    3,000   Sales Tax Financing Corp. (LIQ)(LOC - Morgan Stanley)(a)                  0.69          8/01/2057           3,000
                                                                                                                     --------
                                                                                                                       13,400
                                                                                                                     --------
            Total Variable-Rate Demand Notes (cost: $142,430)                                                         142,430
                                                                                                                     --------
            PUT BONDS (0.9%)

            PUERTO RICO (0.9%)
    1,280   Industrial, Medical and Environmental Pollution
              Control Facilities Financing Auth. (cost: $1,280)                       2.00          3/01/2023           1,280
                                                                                                                     --------
            FIXED-RATE INSTRUMENTS (3.3%)

            NEW YORK (3.3%)
    5,000   New York City Municipal Water Finance Auth. (cost: $5,000)                1.90          6/11/2009           5,000
                                                                                                                     --------

            TOTAL INVESTMENTS (COST: $148,710)                                                                       $148,710
                                                                                                                     ========

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at March 31, 2009, for federal income tax purposes, was $148,710,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)  $148,710
  Cash                                                                       663
  Receivables:
    Capital shares sold                                                      262
    USAA Investment Management Company (Note 4D)                              10
    Interest                                                                 314
    Securities sold                                                          938
  Prepaid expense (Note 1F)                                                    5
                                                                        --------
       Total assets                                                      150,902
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                  310
    Dividends on capital shares                                                1
  Accrued management fees                                                     45
  Accrued transfer agent's fees                                                5
  Other accrued expenses and payables                                         48
                                                                        --------
       Total liabilities                                                     409
                                                                        --------
         Net assets applicable to capital shares outstanding            $150,493
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $150,445
  Accumulated net realized gain on investments                                48
                                                                        --------
         Net assets applicable to capital shares outstanding            $150,493
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             150,445
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   1.00
                                                                        ========

See accompanying notes to financial statements.

================================================================================

20  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $3,258
                                                                         ------
EXPENSES
  Management fees                                                           509
  Administration and servicing fees                                         146
  Transfer agent's fees                                                      90
  Custody and accounting fees                                                32
  Postage                                                                     5
  Shareholder reporting fees                                                 17
  Trustees' fees                                                             10
  Registration fees                                                           1
  Professional fees                                                          70
  Guarantee program fee (Note 1F)                                            31
  Other                                                                       8
                                                                         ------
        Total expenses                                                      919
  Expenses reimbursed                                                       (10)
                                                                         ------
        Net expenses                                                        909
                                                                         ------
NET INVESTMENT INCOME                                                     2,349
                                                                         ------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          51
                                                                         ------
  Increase in net assets resulting from operations                       $2,400
                                                                         ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                 2009         2008
----------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $   2,349    $   3,412
  Net realized gain on investments                                 51           16
                                                            ----------------------
    Increase in net assets resulting from operations            2,400        3,428
                                                            ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (2,349)      (3,412)
  Net realized gains                                               (6)         (14)
                                                            ----------------------
    Distributions to shareholders                              (2,355)      (3,426)
                                                            ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   196,036      156,359
  Reinvested dividends                                          2,332        3,376
  Cost of shares redeemed                                    (176,070)    (137,434)
                                                            ----------------------
    Increase in net assets from capital share transactions     22,298       22,301
                                                            ----------------------
  Net increase in net assets                                   22,343       22,303

NET ASSETS
  Beginning of year                                           128,150      105,847
                                                            ----------------------
  End of year                                               $ 150,493    $ 128,150
                                                            ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                 196,036      156,359
  Shares issued for dividends reinvested                        2,332        3,376
  Shares redeemed                                            (176,070)    (137,434)
                                                            ----------------------
    Increase in shares outstanding                             22,298       22,301
                                                            ======================

See accompanying notes to financial statements.

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
      (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

   The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

   VALUATION INPUTS                                    INVESTMENTS IN SECURITIES
   -----------------------------------------------------------------------------
   Level 1 -- Quoted Prices                                  $          -
   Level 2 -- Other Significant Observable Inputs             148,710,000
   Level 3 -- Significant Unobservable Inputs                           -
   -----------------------------------------------------------------------------
   TOTAL                                                     $148,710,000
   -----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2009.

F. GUARANTEE PROGRAM -- On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   Program for Money Market Funds (the Program) through September 18, 2009. The Fund's participation was previously due to expire on April 30, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (September 19, 2008, through September 18, 2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008, or $58,000. For the year ended March 31, 2009, the participation fee appears as $31,000 on the statement of operations as guarantee program fee and $5,000 on the statement of assets and liabilities as prepaid expense. The balance of the participation fee of $22,000 will be expensed May 1, 2009, through September 18, 2009.

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2009, and 2008, was as follows:

                                                    2009                 2008
                                                 -------------------------------
Tax-exempt income                                $2,349,000           $3,412,000
Ordinary income*                                      6,000               14,000

As of March 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                          $ 1,000
Undistributed ordinary income*                                            48,000

* Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $509,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $146,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2009, the Fund reimbursed the Manager $2,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

   Additionally, in April 2009, the Trust's Board of Trustees approved the reimbursement of a portion of the costs associated with compliance services for the funds incurred by the Manager. The Fund will incur these expenses beginning with its 2010 fiscal year.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $90,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.60% of its average annual net assets, excluding extraordinary expenses, such as the guarantee program fee, and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended March 31, 2009, the Fund incurred reimbursable expenses of $10,000, all of which were receivable from the Manager.

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

E. UNDERWRITING SERVICES -- THE Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Manager has evaluated SFAS 161, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                                 ------------------------------------------------------------------
                                                     2009           2008           2007          2006          2005
                                                 ------------------------------------------------------------------
Net asset value at beginning of period           $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
                                                 ------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .02            .03            .03           .02           .01
  Net realized gain                                   .00(a)         .00(a)         .00(a)          -             -
                                                 ------------------------------------------------------------------
Total from investment operations                      .02            .03            .03           .02           .01
                                                 ------------------------------------------------------------------
Less distributions from:
  Net investment income                              (.02)          (.03)          (.03)         (.02)         (.01)
  Realized capital gains                             (.00)(a)       (.00)(a)          -             -             -
                                                 ------------------------------------------------------------------
Total distributions                                  (.02)          (.03)          (.03)         (.02)         (.01)
                                                 ------------------------------------------------------------------
Net asset value at end of period                 $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
                                                 ==================================================================
Total return (%)*                                    1.64           2.97           3.03(b)       2.16           .90
Net assets at end of period (000)                $150,493       $128,150       $105,847       $84,046       $82,631
Ratios to average net assets:**
  Expenses including guarantee program fee (%)
    Including reimbursements(c)                       .62            .60            .60(b)        .60           .60
    Excluding reimbursements(c)                       .63            .61            .69(b)        .64           .64
  Expenses excluding guarantee program fee (%)
    Including reimbursements(c)                       .60            .60            .60(b)        .60           .60
    Excluding reimbursements(c)                       .61            .61            .69(b)        .64           .64
Net investment income (%)                            1.61           2.90           2.99          2.14           .90

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended March 31, 2009, average net assets were $146,356,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                                     (.00%)(+)      (.00%)(+)      (.01%)        (.01%)        (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

March 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2008, through March 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information

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                                                           EXPENSE EXAMPLE |  33

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to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                   BEGINNING          ENDING          DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE     OCTOBER 1, 2008 -
                                OCTOBER 1, 2008    MARCH 31, 2009     MARCH 31, 2009
                                ------------------------------------------------------
Actual                             $1,000.00         $1,006.10            $3.20
Hypothetical
 (5% return before expenses)        1,000.00          1,021.74             3.23

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, which is net of any reimbursements and expenses paid indirectly and includes the guarantee program fee, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.61% for the six-month period of October 1, 2008, through March 31, 2009.

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34  | USAA NEW YORK MONEY MARKET FUND

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of March 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

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INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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36  | USAA NEW YORK MONEY MARKET FUND

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ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

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38  | USAA NEW YORK MONEY MARKET FUND

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FPS, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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40  | USAA NEW YORK MONEY MARKET FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------

ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------

TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------

CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------

INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------

MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

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  >> SAVE PAPER AND FUND COSTS
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          USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
40865-0509                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2009 and 2008 were $264,914 and $249,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/01/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/01/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/01/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.